Deferred tax credits (Details Narrative) - WISeKey Semiconductors SAS - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Research tax credits		$ 692,314	$ 846,808	$ 1,310,685
SEALS Corp
Defined Benefit Plan Disclosure [Line Items]
Research tax credits	$ 1,179,981	$ 692,314